UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22360

GLG Investment Series Trust
(Exact name of registrant as specified in charter)

390 Park Avenue New York, NY 10022
(Address of principal executive offices)	(Zip code)
Simon White GLG Inc. 390 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-212-224-7200

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

GLG International Small Cap Fund Schedule of Investments February 28, 2011 (unaudited)

Description	Shares	Value

COMMON STOCKS - 98.6%
AUSTRALIA - 5.3%
Adelaide Brighton Ltd.	50,697	$170,337
APA Group	54,481	224,099
Atlas Iron Ltd.*	95,864	375,777
Boart Longyear Group	133,050	624,495
Downer EDI Ltd.	33,008	131,740
Emeco Holdings Ltd.	279,148	326,848
Equinox Minerals Ltd.*	95,253	603,229
Gloucester Coal Ltd.*	30,510	356,924
Iluka Resources Ltd.*	35,023	378,340
IOOF Holdings Ltd.	28,292	224,108
Medusa Mining Ltd.	38,505	275,996
Mount Gibson Iron Ltd.*	102,343	209,444
NRW Holdings Ltd.	128,652	310,440
OZ Minerals Ltd.	326,565	538,639
PanAust Ltd.*	811,226	664,892
Perseus Mining Ltd.*	68,353	205,302
Seek Ltd.	16,258	108,258
White Energy Co., Ltd.*	32,236	94,853
Whitehaven Coal Ltd.	47,920	330,308
TOTAL AUSTRALIA		6,154,029

AUSTRIA - 1.6%
Andritz AG	15,673	1,323,422
Austriamicrosystems AG*	10,927	540,999
TOTAL AUSTRIA		1,864,421

BELGIUM - 3.3%
Ageas	316,686	1,005,130
Barco NV*	4,530	350,130
Bekaert NV	5,502	596,545
Omega Pharma	6,963	336,206
Telenet Group Holding NV*	11,362	509,570
Umicore SA	20,959	1,055,817
TOTAL BELGIUM		3,853,398

CANADA - 0.9%
Man Wah Holdings Ltd.	671,600	986,531

CHINA - 0.5%
Zhaojin Mining Industry Co., Ltd.	124,000	527,016

GLG International Small Cap Fund Schedule of Investments (continued) February 28, 2011 (unaudited)

Description	Shares	Value

DENMARK - 2.1%
Jyske Bank A/S*	17,541	$756,441
Pandora A/S*	14,648	853,992
Sydbank A/S*	30,316	785,534
TOTAL DENMARK		2,395,967

FINLAND - 3.7%
Metso Corp.	23,389	1,209,052
Nokian Renkaat Oyj	7,530	305,913
Outotec Oyj	32,626	1,832,415
Pohjola Bank PLC	64,223	879,160
TOTAL FINLAND		4,226,540

FRANCE - 2.4%
Arkema	11,278	823,914
Renault SA*	478	29,297
Rhodia SA	7,146	205,655
Technip SA	2,971	293,304
Valeo SA*	23,696	1,474,746
TOTAL FRANCE		2,826,916

GERMANY - 10.0%
Aareal Bank AG*	38,778	1,352,783
Axel Springer AG	2,045	333,280
Bertrandt AG	12,778	940,902
Demag Cranes AG*	2,322	111,765
Deutz AG*	72,238	592,630
Douglas Holding AG	8,062	439,001
Gildemeister AG	52,236	1,154,777
Infineon Technologies AG	205,665	2,250,037
K+S AG	1,998	154,263
Kloeckner & Co. SE*	16,472	535,307
KUKA AG*	21,734	509,714
Lanxess AG	8,884	660,789
Leoni AG*	8,076	338,181
ProSiebenSat.1 Media AG	47,093	1,523,605
Stroer Out-of-Home Media AG*	2,634	89,307
Tognum AG	20,253	508,938
TOTAL GERMANY		11,495,279

GUERNSEY - 0.3%
Resolution Ltd.	73,963	347,727

GLG International Small Cap Fund Schedule of Investments (continued) February 28, 2011 (unaudited)

Description	Shares	Value

HONG KONG - 4.1%
Hengdeli Holdings Ltd.	2,316,000	$1,260,894
Melco International Development Ltd.	1,807,000	1,139,236
Ming Fung Jewellery Group Ltd.*	14,429,029	1,296,908
SJM Holdings Ltd.	674,000	991,787
TOTAL HONG KONG		4,688,825

IRELAND - 0.6%
WPP PLC	51,479	708,407

ITALY - 2.7%
Banco Popolare Societa Cooperativa	249,711	871,814
EXOR SpA	34,663	1,057,598
Unione di Banche Italiane ScpA	81,288	821,114
Yoox SpA*	31,190	412,762
TOTAL ITALY		3,163,288

JAPAN - 21.3%
Air Water, Inc.	3,000	39,680
Amada Co., Ltd.	115,000	1,029,032
Anritsu Corp.	91,100	851,922
Asahi Holdings, Inc.	21,600	477,389
Asahi Kasei Corp.	125,000	861,806
Daihatsu Motor Co., Ltd.	23,000	362,129
Daito Trust Construction Co., Ltd.	5,226	426,104
Denki Kagaku Kogyo Kabushiki Kaisha	27,000	144,563
Digital Garage, Inc.*	101	441,385
Don Quijote Co., Ltd.	37,000	1,288,589
Fuji Heavy Industries Ltd.	133,000	1,139,698
Haseko Corp.*	362,000	336,312
Hitachi Chemical Co., Ltd.	21,700	502,412
Hulic Co., Ltd.	44,465	407,662
IHI Corp.	137,000	358,389
Isetan Mitsukoshi Holdings Ltd.	60,700	732,362
JSR Corp.	26,800	572,987
Kanto Denka Kogyo Co., Ltd.	43,000	365,320
Kenedix, Inc.*	1,487	402,083
Kuraray Co., Ltd.	44,400	625,796
Mitsubishi Chemical Holdings Corp.	163,000	1,189,548
Mitsubishi Materials Corp.*	144,000	554,489
Mori Trust Sogo REIT, Inc.	39	408,569
Nabtesco Corp.	58,200	1,378,786
Nitori Holdings Co., Ltd.	1,400	123,904
Nomura Real Estate Office Fund, Inc.	58	393,497
Nomura Real Estate Residential Fund, Inc.	70	403,032
OBIC Co., Ltd.	1,980	397,186
Okuma Corp.*	64,700	605,833

GLG International Small Cap Fund Schedule of Investments (continued) February 28, 2011 (unaudited)

Description	Shares	Value

Omron Corp.	31,400	$869,397
SMC Corp.	5,800	989,059
Stella Chemifa Corp.	3,400	153,780
Sumitomo Heavy Industries Ltd.	175,400	1,228,583
Sysmex Corp.	3,200	207,322
THK Co., Ltd.	38,900	1,022,370
Tokyo Tatemono Co., Ltd.	85,100	399,467
Top REIT, Inc.	65	420,329
United Arrows Ltd.	32,700	563,221
Yaskawa Electric Corp.	85,000	991,260
Yokogawa Electric Corp.	16,100	124,187
Zeon Corp.	75,000	765,540
TOTAL JAPAN		24,554,979

LUXEMBOURG - 1.4%
Subsea 7 SA	62,374	1,602,732

NETHERLANDS - 2.6%
Aalberts Industries N.V.	65,797	1,402,815
ASM International N.V.*	11,316	459,333
Delta Lloyd N.V.	14,649	354,167
Fugro N.V.	3,018	253,881
USG People N.V.*	24,032	491,146
TOTAL NETHERLANDS		2,961,342

NORWAY - 3.2%
Aker Solutions ASA	52,972	1,120,885
Petroleum Geo-Services ASA*	14,993	247,242
Storebrand ASA*	75,853	656,511
Yara International ASA	30,860	1,636,073
TOTAL NORWAY		3,660,711

SWEDEN - 2.3%
JM AB	14,930	366,555
Lundin Petroleum AB*	180,212	2,242,122
TOTAL SWEDEN		2,608,677

SWITZERLAND - 6.6%
Baloise Holding AG	3,717	401,665
Compagnie Financier Richemont SA	13,734	785,666
Clariant AG*	57,324	945,220
Helvetia Holding AG	932	399,744
Julius Baer Group Ltd.	30,161	1,352,067
STMicroelectronics N.V.	96,522	1,239,524
Swatch Group AG	1,623	690,880
Swiss Life Holding*	7,780	1,286,200
Temenos Group AG*	13,668	518,563
TOTAL SWITZERLAND		7,619,529

GLG International Small Cap Fund Schedule of Investments (continued) February 28, 2011 (unaudited)

Description	Shares	Value

UNITED KINGDOM - 23.5%
Aberdeen Asset Management PLC	300,885	$1,026,200
Aegis Group PLC	546,827	1,267,639
Afren PLC*	349,633	909,976
AMEC PLC	57,280	1,083,882
ARM Holdings PLC	61,959	621,463
Barratt Developments PLC*	163,694	285,801
Burberry Group PLC	77,685	1,514,197
Carphone Warehouse Group PLC*	143,180	947,333
Dialog Semiconductor PLC*	72,368	1,478,498
Enquest PLC*	839,434	1,941,858
Fenner PLC	268,051	1,384,833
Hargreaves Lansdown PLC	106,010	1,042,625
Hochschild Mining PLC	65,913	633,264
InterContinental Hotels Group PLC	26,612	591,820
ITV PLC*	1,241,777	1,760,298
John Wood Group PLC	70,516	756,585
Johnson Matthey PLC	4,193	126,443
Millennium & Copthorne Hotels PLC	45,607	427,422
Persimmon PLC	37,255	284,890
Premier Oil PLC*	18,554	628,581
Randgold Resources Ltd.*	13,633	1,104,797
Renishaw PLC	5,110	128,842
The Sage Group PLC	48,118	222,388
Schroders PLC	16,688	485,877
Signet Jewelers Ltd.*	23,359	1,042,372
Signet Jewelers Ltd. ADR*	11,239	493,055
Smiths Group PLC	44,200	960,682
Spectris PLC	45,965	1,041,636
Spirent Communications PLC	355,653	901,939
The Weir Group PLC	72,768	2,027,577
TOTAL UNITED KINGDOM		27,122,773

UNITED STATES - 0.2%
Alacer Gold Corp.*	29,682	277,125

TOTAL COMMON STOCKS
(COST $109,245,005)		113,646,212

INVESTMENT COMPANIES - 1.5%
JAPAN - 0.1%
Nomura TOPIX Banks Exchange Traded Fund	70,400	119,621

UNITED STATES - 1.4%
Market Vectors Gold Miners ETF	2,000	119,660
Market Vectors Junior Gold Miners ETF	37,219	1,432,932
TOTAL UNITED STATES		1,552,592

GLG International Small Cap Fund Schedule of Investments (continued) February 28, 2011 (unaudited)

Description	Shares	Value

TOTAL INVESTMENT COMPANIES (COST $1,743,758)		$1,672,213
TOTAL INVESTMENTS - 100.1% (COST $110,988,763)		$115,318,425
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(112,487)
NET ASSETS - 100.0%		$115,205,938

*         -  Non-income producing security
REIT  -  Real Estate Investment Trust
ADR  -  American Depositary Receipts
ETF   -  Exchange Traded Fund

GLG International Small Cap Fund Schedule of Investments (continued)

February 28, 2011 (unaudited)

Industry classifications were as follows:

Industry	Value	% of Net Assets

Capital Goods	$22,024,308	19.1%
Materials	17,443,105	15.1
Energy	11,768,279	10.2
Consumer Durables & Apparel	7,401,732	6.4
Retailing	7,303,493	6.3
Semiconductors & Semiconductor Equipment	6,589,855	5.7
Diversified Financials	6,067,635	5.3
Media	5,682,535	4.9
Technology Hardware & Equipment	5,259,313	4.6
Banks	4,587,686	4.0
Insurance	4,451,144	3.9
Automobiles & Components	3,649,965	3.2
Real Estate	3,260,742	2.8
Consumer Services	3,150,265	2.7
Commercial & Professional Services	2,149,435	1.9
Software & Services	1,579,522	1.4
Health Care Equipment & Services	543,529	0.5
Telecommunication Services	509,570	0.4
Utilities	224,099	0.2
Total Common Stocks	$113,646,212	98.6%
Investment Companies	1,672,213	1.5
Total Investments	$115,318,425	100.1%
Liabilities in Excess of Other Assets	(112,487)	(0.1)
Net Assets	$115,205,938	100.0%

Notes

FAIR VALUE MEASUREMENT

Fair Value Measurements and Disclosures defines fair value (ASC 820-10), establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.
●
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose:  (i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; (ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and (iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of February 28, 2011 in valuing the Fund’s assets and liabilities carried at fair value:

	Unadjusted quoted prices in active markets Level 1	Observable inputs other than quoted prices Level 2	Unobservable inputs Level 3
Common Stocks*	$113,646,212	$-	$-
Investment Companies*	1,672,213	-	-
Total	$115,318,425	$-	$-
________________

   * Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Level 1 and 2 securities during the period.

The cost basis on investments for Federal income tax purposes at February 28, 2011 was as follows (unaudited):

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 110,988,763	$ 6,186,262	$ (1,856,600)	$ 4,329,662

Item 2.    Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act)  within 90 days of the filing date of this report and have concluded that the Registrant's disclosure controls and procedures were effective as of that date.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.    Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) of the 1940 Act, are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GLG Investment Series Trust

By (Signature and Title):	/s/ Simon White
Simon White
Principal Executive Officer

Date:	April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Simon White
Simon White
Principal Executive Officer

Date:	April 27, 2011

By (Signature and Title):	/s/ Ashim Gulati
Ashim Gulati
Principal Financial Officer

Date:	April 27, 2011

Exhibit 99.CERT
CERTIFICATIONS

I, Simon White, certify that:

1.	I have reviewed this report on Form N-Q of GLG Investment Series Trust;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	April 27, 2011

/s/ Simon White
Simon White
Principal Executive Officer

CERTIFICATIONS

        I, Ashim Gulati, certify that:

1.	I have reviewed this report on Form N-Q of GLG Investment Series Trust;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	April 27, 2011

/s/ Ashim Gulati
Ashim Gulati
Principal Financial Officer